PROSPECTUS SUPPLEMENT
                               Dated July 3, 2007

                          Supplement to the Prospectus
                               Dated June 30, 2003

                                Visionary Choice
                   Flexible Premium Deferred Variable Annuity
                                       And
                                    Visionary
                   Flexible Premium Deferred Variable Annuity

                                    Issued by
                       Indianapolis Life Insurance Company
                                     through
                            ILICO Separate Account 1

Effective June 1, 2007, the Alger American Small Capitalization variable account (the "Variable Account") will no longer be an available investment option under your Contract unless some or all of your contract value was allocated to the Variable Account as of the close of business on May 31, 2007. This means:

     o If you did not have contract value allocated to the Variable Account as of the close of business on May 31, 2007, then you may no longer allocate premium payments or transfer contract value to the Variable Account.

     o If you had contract value allocated to the Variable Account as of the close of business on May 31, 2007, then you may continue to allocate premium payments and/or transfer contract value to the Variable Account. However, please note that if you transfer or withdraw all of your contract value from the Variable Account, then in the future you will no longer be able to allocate premium payments or transfer contract value to the Variable Account.

     o If you established a program with premium allocations directed to the Variable Account and you had no investments in the Variable Account at the close of business on May 31, 2007 (or if you transferred or withdrew all of your investments from the Variable Account on or after June 1, 2007), any premiums directed to the Variable Account after May 31, 2007 will be allocated to the Money Market account instead. You may reallocate funds from the Money Market account to other available investment options at any time, pursuant to the terms stated in your prospectus.

Please read this supplement and your prospectus carefully and keep them together for future reference.